Annual Fund Operating Expenses - Gold and Special Minerals Fund	Aug. 26, 2021
Class A
Operating Expenses:
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.05%
Class C
Operating Expenses:
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.81%
Class R
Operating Expenses:
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.31%
Class Y
Operating Expenses:
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.81%
Class R5
Operating Expenses:
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.69%
Class R6
Operating Expenses:
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.66%